Investments in affiliates (Tables)	12 Months Ended
Mar. 31, 2013
Summarized Financial Information in Equity Method Investees, Balance Sheets

The following represents summarized financial information for DOCOMO’s investments in equity method investees.

	Millions of yen
	2012
	TTSL	Others
Balance sheet information
Current assets	¥95,851	¥1,149,820
Non-current assets	432,082	1,029,096
Current liabilities	201,243	940,243
Long-term liabilities	304,393	519,818
Equity	22,297	718,855

Redeemable preferred stock	1,233	—
Noncontrolling interests	20,084	7,821

	Millions of yen
	2013
	TTSL	Others
Balance sheet information
Current assets	¥81,659	¥1,033,019
Non-current assets	453,207	489,555
Current liabilities	198,503	706,921
Long-term liabilities	388,539	337,157
Equity	(52,176)	478,496

Redeemable preferred stock	1,325	—
Noncontrolling interests	20,057	155

Summarized Financial Information in Equity Method Investees, Statements of Income
Millions of yen
	2012
	TTSL	Others
Operating information
Operating revenues	¥198,554	¥754,101
Operating income (loss)	(47,794)	138,245
Income (loss) from continuing operations	(95,813)	90,448
Net income (loss)	(95,813)	90,448
Net income (loss) attributable to shareholders’ of the affiliated companies	(89,460)	92,939

	Millions of yen
	2013
	TTSL	Others
Operating information
Operating revenues	¥210,092	¥732,678
Operating income (loss)	(33,477)	143,324
Income (loss) from continuing operations	(72,301)	121,714
Net income (loss)	(72,301)	121,714
Net income (loss) attributable to shareholders’ of the affiliated companies	(70,858)	104,883